Derivative Instruments and Hedging Activities Level 4 (Details) - Non-CFS Hedging Instruments Losses (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other non-operating expense, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	$ 0	$ (1)	$ 2
Electricity contracts [Member] | Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	(1)	1
Natural gas futures [Member] | Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ (2)	$ (1)	$ (1)